Other Accrued Liabilities Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

	December 31,
	2016	2015
	(Millions)
Deferred income	$338	$94
Refundable deposits	160	—
Special distribution repayable to Gulfstream (See Note 7 - Investing Activities)	—	149
Other, including other loss contingencies	306	226
	$804	$469